Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 33,135,718	$ 14,563,153
Less: Allowance for ECL	(7,465,561)	(13,114,951)
Accounts receivable	$ 25,670,157	$ 1,448,202